Debt - Schedule of Debt (Details) $ in Thousands	1 Months Ended	3 Months Ended
	Jan. 31, 2018 USD ($) securitization_trust	Jun. 30, 2018 securitization_trust	Mar. 31, 2019 USD ($)	Dec. 31, 2018 USD ($) securitization_trust	Dec. 31, 2017 USD ($)
Debt Instrument [Line Items]
Debt				$ 1,100,000
Principal			$ 8,985,618	9,171,929	$ 10,115,393
Long-term debt			8,803,402	$ 8,975,372	9,826,352
Number of securitization vehicles contributed | securitization_trust	3
Number of securitization vehicles sold | securitization_trust		2
Number of securitization vehicles held | securitization_trust				0
Assets Held For Sale
Debt Instrument [Line Items]
Long-term debt			356,500	$ 425,900	216,600
Credit Facilities
Debt Instrument [Line Items]
Principal				0
Long-term debt			0	0	50,000
Convertible and Exchangeable Senior Notes
Debt Instrument [Line Items]
Long-term debt			612,618	612,150	610,331
Secured and Unsecured Debt
Debt Instrument [Line Items]
Long-term debt			7,991,221	8,164,136	8,620,717
Securitization bonds payable
Debt Instrument [Line Items]
Long-term debt				0	348,251
Junior Subordinated Notes
Debt Instrument [Line Items]
Long-term debt			199,563	199,086	197,053
Carrying Value
Debt Instrument [Line Items]
Principal			8,985,618	9,171,929	10,115,393
Premium (discount), net			(111,125)	(119,551)	(245,886)
Deferred financing costs			(71,091)	(77,006)	(87,697)
Long-term debt				8,975,372	9,781,810
Carrying Value | Credit Facilities
Debt Instrument [Line Items]
Principal			0	0	50,000
Premium (discount), net			0	0	0
Deferred financing costs			0	0	0
Long-term debt				0	50,000
Carrying Value | Convertible and Exchangeable Senior Notes
Debt Instrument [Line Items]
Principal			616,105	616,105	616,105
Premium (discount), net			2,586	2,697	3,131
Deferred financing costs			(6,073)	(6,652)	(8,905)
Long-term debt				612,150	610,331
Carrying Value | Secured and Unsecured Debt
Debt Instrument [Line Items]
Principal			8,089,396	8,275,707	8,777,940
Premium (discount), net			(33,157)	(41,217)	(78,634)
Deferred financing costs			(65,018)	(70,354)	(78,589)
Long-term debt				8,164,136	8,620,717
Carrying Value | Securitization bonds payable
Debt Instrument [Line Items]
Principal				0	391,231
Premium (discount), net				0	(87,319)
Deferred financing costs				0	(203)
Long-term debt					303,709
Carrying Value | Junior Subordinated Notes
Debt Instrument [Line Items]
Principal			280,117	280,117	280,117
Premium (discount), net			(80,554)	(81,031)	(83,064)
Deferred financing costs			$ 0	0	0
Long-term debt				$ 199,086	197,053
Fair Value
Debt Instrument [Line Items]
Long-term debt					44,542
Fair Value | Credit Facilities
Debt Instrument [Line Items]
Long-term debt					0
Fair Value | Convertible and Exchangeable Senior Notes
Debt Instrument [Line Items]
Long-term debt					0
Fair Value | Secured and Unsecured Debt
Debt Instrument [Line Items]
Long-term debt					0
Fair Value | Securitization bonds payable
Debt Instrument [Line Items]
Long-term debt					44,542
Fair Value | Junior Subordinated Notes
Debt Instrument [Line Items]
Long-term debt					$ 0
CLNY Contributed Portfolio | Discontinued Operations, Disposed of by Means Other than Sale
Debt Instrument [Line Items]
Debt	$ 379,927
Colony Credit
Debt Instrument [Line Items]
Number of securitization vehicles contributed | securitization_trust		3
Number of securitization vehicles held | securitization_trust		0